Parametric Currency Fund
Supplement to
Prospectus dated April 1, 2013 and
Summary Prospectus dated April 1, 2013

Effective after the close of business on March 25, 2014, shares of the Fund will no longer be available for purchase or exchange.

March 11, 2014	14556 3.11.14